CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME(LOSS) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Total net revenues	$ 130,746,560	$ 304,938,765	$ 329,479,916
Total cost of revenue	(122,748,704)	(246,299,626)	(257,431,074)
Gross profit	7,997,856	58,639,139	72,048,842
Operating expenses:
Fulfillment expenses	(9,239,241)	(14,398,579)	(16,956,520)
Sales and marketing expenses	(27,859,522)	(45,753,811)	(40,205,943)
General and administrative expenses	(18,759,164)	(11,036,905)	(8,496,574)
Research and development expenses	(1,052,361)	(1,105,535)	(1,808,422)
Impairment loss on long-term investment	(7,267,596)	0	0
Other operating income			34,761
Total operating expenses	(64,177,884)	(72,294,830)	(67,432,698)
Operating income/(loss)	(56,180,028)	(13,655,691)	4,616,144
Finance expense, net	(1,883,917)	(2,615,282)	(2,513,847)
Foreign exchange (loss)/gain, net	(860,799)	979,103	(392,955)
Other income, net	305,529	1,800,214	475,195
Income/(loss) before income tax expenses	(58,619,215)	(13,491,656)	2,184,537
Income tax (expenses)/benefits	2,934,198	6,504	(249,639)
Net Income/(loss)	(55,685,017)	(13,485,152)	1,934,898
Less: Net loss attributable to the non-controlling interest shareholders and redeemable non-controlling interest shareholders	(29,819)	(186,240)	(361,657)
Net income/(loss) attributable to ECMOHO Limited	(55,655,198)	(13,298,912)	2,296,555
Less: Accretion on Series A convertible redeemable preferred shares to redemption value			(1,022,461)
Less: Accretion to redemption value of redeemable non-controlling interests			(311,757)
Net (loss)/income attributable to ECMOHO Limited's ordinary shareholders	(55,655,198)	(13,298,912)	962,337
Net income/(loss)	(55,685,017)	(13,485,152)	1,934,898
Other comprehensive (loss)/income
Foreign currency translation adjustment, net of nil tax	(5,560,395)	6,360,165	(887,407)
Less: Comprehensive loss attributable to noncontrolling interests	(29,762)	(128,338)	(404,798)
Comprehensive income/(loss) attributable to ECMOHO Limited	$ (61,215,650)	$ (6,996,649)	$ 1,452,289
Net (loss)/earnings per share attributable to ECMOHO Limited's ordinary shareholders
-basic	$ (0.35)	$ (0.10)	$ 0.01
-diluted	$ (0.35)	$ (0.10)	$ 0.01
Weighted average number of Ordinary Shares
-basic	158,969,475	139,619,496	98,104,216
-diluted	158,969,475	139,619,496	115,644,864
Products Sales
Total net revenues	$ 128,040,585	$ 300,155,525	$ 302,098,523
Total cost of revenue	(121,526,704)	(242,728,053)	(242,972,621)
Services
Total net revenues	2,705,975	4,783,240	27,381,393
Total cost of revenue	$ (1,222,000)	$ (3,571,573)	(14,458,453)
Series A Convertible Redeemable Preferred Shares
Operating expenses:
Less: Accretion on Series A convertible redeemable preferred shares to redemption value			$ (1,022,461)